Summary of Significant Accounting Policies - Deferred Contract Costs (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Deferred Contract Costs
Impairment losses on capitalized contract costs	¥ 0
Advertising costs	325	¥ 888	¥ 500
Capitalized costs to obtain and fulfill a contract
Deferred Contract Costs
Amortization of capitalized contract costs	¥ 1,500	17,692
Capitalized costs to obtain a contract
Deferred Contract Costs
Contract costs capitalized			1,500
Balance on capitalized contract costs			1,500
Capitalized costs to fulfill a contract
Deferred Contract Costs
Contract costs capitalized		¥ 1,575	16,117
Balance on capitalized contract costs			¥ 16,117